Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000025024 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Large Cap Growth Portfolio Class I-2
Accumulated Value	$ 499,999.98		$ 495,858.86	$ 637,001.29	$ 651,062.35	$ 829,655.98	$ 1,385,760.42	$ 1,549,861.06	$ 950,777.13	$ 1,261,371.06	$ 1,802,333.95	$ 2,347,885.81
C000025026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Portfolio Class I-2
Accumulated Value	499,999.99		531,192.93	683,811.79	693,632.52	897,122.82	1,499,549.65	1,408,681.55	873,194.88	1,017,188.96	1,099,897.6	1,164,915.88
C000025028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Growth & Income Portfolio Class I-2
Accumulated Value	500,000		551,211.04	668,730.6	637,899.29	825,906.09	948,790.8	1,249,195.51	1,062,070.31	1,316,219.81	1,614,521.21	1,950,627.42
C000025030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Balanced Portfolio Class I-2
Accumulated Value	500,000.01		542,554.4	626,342.85	605,520.15	723,611.27	797,642.77	950,146.66	842,690.42	989,561.51	1,158,427.96	1,345,498.64
C000025032 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Portfolio Class I-2
Accumulated Value	500,000		504,869.3	655,272.48	606,488.94	789,990.54	1,300,546.78	1,355,232.4	866,365.85	1,067,124.6	1,291,949.07	1,508,540.54
C000025034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Capital Appreciation Portfolio Class I-2
Accumulated Value	500,000		502,516.53	658,707.24	658,043.1	879,028.8	1,246,050.26	1,484,363.2	942,241.91	1,348,621.45	1,997,759.74	2,654,419.52
C000025033 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Capital Appreciation Portfolio Class S
Accumulated Value	499,999.99		501,102.44	655,120.67	652,706.63	869,692.84	1,229,730.33	1,461,289.82	925,194.62	1,321,000.83	1,952,048.54	2,586,794.48
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	500,000		559,799.8	682,012.83	652,110.82	857,437.08	1,015,195.6	1,306,611.33	1,069,972.93	1,351,243.34	1,689,320.39	1,991,370.62
Bloomberg U S Govt Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Gov't/Credit Bond Index
Accumulated Value	500,000		515,228.33	535,832.45	533,591.78	585,407.82	637,655.1	626,499.67	541,445.53	572,417.87	579,155.85	618,988.19
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	500,000		535,377.54	697,131.7	686,578.91	936,421.04	1,296,880.18	1,654,776.05	1,172,622.68	1,673,077.54	2,231,155.35	2,645,266.76
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Accumulated Value	500,000		556,590.03	679,967.54	616,676.76	792,327.91	1,066,729.16	1,096,968.49	807,835.42	958,564.43	1,103,827.86	1,247,466.24
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Accumulated Value	$ 500,000		$ 536,643.18	$ 672,240.02	$ 640,304.17	$ 867,418.8	$ 1,176,105.06	$ 1,325,800.18	$ 971,535.34	$ 1,222,839.11	$ 1,493,124.07	$ 1,622,383.56